Summary of Total Assets for Segments and Corporate and Other Activities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total assets	$ 112,075	$ 113,312	$ 112,187
U.S. Life Insurance
Segment Reporting Information [Line Items]
Total assets		79,214	75,547
International Mortgage Insurance
Segment Reporting Information [Line Items]
Total assets		10,063	9,643
U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Total assets		2,357	2,966
International Protection
Segment Reporting Information [Line Items]
Total assets		2,145	2,375
Runoff
Segment Reporting Information [Line Items]
Total assets		15,308	16,031
Corporate and Other
Segment Reporting Information [Line Items]
Total assets		4,225	5,625
Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets	111,636	112,873	111,681
Segment, Continuing Operations | U.S. Life Insurance
Segment Reporting Information [Line Items]
Total assets	78,718	79,214	75,547
Segment, Continuing Operations | International Mortgage Insurance
Segment Reporting Information [Line Items]
Total assets	9,934	10,063	9,643
Segment, Continuing Operations | U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Total assets	2,201	2,357	2,966
Segment, Continuing Operations | International Protection
Segment Reporting Information [Line Items]
Total assets	2,049	2,145	2,375
Segment, Continuing Operations | Runoff
Segment Reporting Information [Line Items]
Total assets	15,435	15,308	16,031
Segment, Continuing Operations | Corporate and Other
Segment Reporting Information [Line Items]
Total assets	3,299	3,786	5,119
Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets	439	439	506
Segment, Discontinued Operations | U.S. Life Insurance
Segment Reporting Information [Line Items]
Total assets		0	0
Segment, Discontinued Operations | International Mortgage Insurance
Segment Reporting Information [Line Items]
Total assets		0	0
Segment, Discontinued Operations | U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Total assets		0	0
Segment, Discontinued Operations | International Protection
Segment Reporting Information [Line Items]
Total assets		0	0
Segment, Discontinued Operations | Runoff
Segment Reporting Information [Line Items]
Total assets		0	0
Segment, Discontinued Operations | Corporate and Other
Segment Reporting Information [Line Items]
Total assets		$ 439	$ 506